INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	As of December 31,
	2023	2024
Indefinite useful lives:
League tournaments rights*	$81,569,968	$76,263,589
Brand name of Ninjas in Pyjamas	24,933,835	22,642,669
Brand name of Wuhan ESVF	14,619,924	14,220,542
Brand name of Young Will	-	643,897
Subtotal	121,123,727	113,770,697

Definite useful lives
Agency Contract Rights	17,648,868	18,928,983
Customer relationship		3,753,785
Talent acquisition costs	3,990,059	3,102,781
Game copyright	-	969,336
Brand name of Hongli Culture	816,913	794,597
Software	290,903	282,954
Subtotal	22,746,743	27,832,436
Less: accumulated amortization	9,901,356	13,621,612
Definite useful lives, net	12,845,387	14,210,824

Intangible Assets, net	$133,969,114	$127,981,521

*	League tournaments rights derived from business acquisition were $70,894,475 and $65,879,725 as of December 31, 2023 and 2024, respectively.

SCHEDULE OF AMORTIZATION AMOUNT OF INTANGIBLE ASSET

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2024:

2025	$5,770,320
2026	4,343,099
2027	1,596,898
2028	975,250
2029	757,085
Thereafter	768,172
Total	$14,210,824